EMERGING MARKETS FIXED INCOME CORE FUND
PORTFOLIO OF INVESTMENTS
November 30, 2002

 Principal                                                            Value in
 Amount                                                              ---------
                                                                       U.S.
                                                                      Dollars


             Corporate Bonds--14.9%
             Broadcast Radio & TV--1.4%
 $1,250,000  TV Azteca SA de CV, Sr. Note, (Series B), 10.50%,
             2/15/2007                                             $ 1,075,333
             Cable & Wireless Television--1.4%
  1,400,000  Innova S De R.L., Sr. Note, 12.875%, 4/1/2007           1,121,691
             Container & Glass Products--1.0%
  1,000,000  Vicap SA, Sr. Note, (Series EXCH), 11.375%,
             5/15/2007                                                 815,000
             Oil & Gas--7.2%
  3,000,000  Pemex Project Funding Master, Note, (Series REGS),
             8.00%, 11/15/2011                                       3,093,990
  1,400,000  Petrobras International Finance, Sr. Note, 9.75%,
             7/6/2011                                                1,120,000
  1,500,000 1Petronas Capital Ltd., Company Guarantee, 7.875%,
             5/22/2022                                               1,561,755
                 Total                                               5,775,745
             Paper Products--0.7%
    600,000  Corporacion Durango SA De CV, Sr. Note, 13.125%,
             8/1/2006                                                  336,000
    500,000  Corporacion Durango SA De CV, Sr. Note, 13.75%,
             7/15/2009                                                 252,500
                 Total                                                 588,500
             Telecommunications & Cellular--3.2%
  1,300,000  PCCW-HKTC Capital Ltd., Company Guarantee, (Series
             REGS), 7.75%, 11/15/2011                                1,335,230
  1,300,000  Philippine Long Distance Telephone Co., Sr.
             Unsub., 11.375%, 5/15/2012                              1,267,500
                 Total                                               2,602,730
                 Total Corporate Bonds (identified cost             11,978,999
                 $12,902,204)

             Government Agency--0.8%
    600,000  Banque Centrale de Tunisie, Unsub., 7.375%,
             4/25/2012 (IDENTIFIED COST $592,182)                      625,500
             SOVEREIGN GOVERNMENTS--81.1%
  2,500,000  Brazil, Government of, Bond, 12.25%, 3/6/2030           1,521,250
  5,972,339  Brazil, Government of, C Bond, 8.00%, 4/15/2014         3,650,592
  1,800,000  Brazil, Government of, Note, 11.50%, 3/12/2008          1,255,500
  2,200,000  Brazil, Government of, Note, 12.00%, 4/15/2010          1,419,000
  3,350,000  Brazil, Government of, Unsub., 8.875%, 4/15/2024        1,649,875
  6,250,000  Brazil, Government of, Unsub., 11.00%, 8/17/2040        3,531,250
  1,100,000 1Bulgaria, Government of, Bond, 8.25%, 1/15/2015         1,189,100
    650,000  Bulgaria, Government of, Bond, 8.25%, 1/15/2015           706,485
  2,700,000  Colombia, Government of, Bond, 11.75%, 2/25/2020        2,713,500
    950,000  Dominican Republic, Government of, Bond, 9.50%,
             9/27/2006                                               1,021,896
  1,920,000  Ecuador, Government of, Bond, 12.00%, 11/15/2012        1,075,200
  1,100,000  El Salvador, Government of, Bond, 8.25%, 4/10/2032      1,038,125
  4,000,000  Mexico, Government of, Bond, 8.00%, 9/24/2022           4,025,000
  2,500,000  Mexico, Government of, Bond, 8.30%, 8/15/2031           2,578,125
  2,650,000  Mexico, Government of, Note, 8.375%, 1/14/2011          2,917,650
  3,200,000  Mexico, Government of, Note, 9.875%, 2/1/2010           3,780,800
    985,000  Panama, Government of, Bond, 8.875%, 9/30/2027            980,075
  1,115,000  Panama, Government of, Bond, 9.375%, 1/16/2023          1,115,000
    300,000  Peru, Government of, 9.125%, 1/15/2008                    298,800
  1,650,000  Peru, Government of, Note, 9.125%, 2/21/2012            1,555,125
  1,000,000  Philippines, Government of, 9.875%, 1/15/2019             986,250
  1,225,000  Philippines, Government of, Note, 10.625%,
             3/16/2025                                               1,255,625
  2,100,000  Russia, Government of, Unsub.(Series REGS),
             10.00%, 6/26/2007                                       2,399,250
  4,300,000  Russia, Government of, Unsub. (Series REGS),
             8.25%, 3/31/2010                                        4,571,330
  2,500,000  Russia, Government of, Unsub., (Series REGS),
             12.75%, 6/24/2028                                       3,300,000
  6,100,000  Russia, Government of, Unsub., (Series REGS),
             5.00%, 3/31/2030                                        4,792,465
 Principal                                                            Value in
 Amount                                                              ---------

                                                                   U.S.  Dollars

 $1,000,000  South Africa, Government of, Note, 7.375%,
             4/25/2012                                             $ 1,062,500
  1,500,000  South Africa, Government of, Note, 8.50%, 6/23/2017     1,676,250
    600,000  Turkey, Government of, Note, 11.50%, 1/23/2012            624,000
  3,700,000  Turkey, Government of, Sr. Unsub. 11.875%,
             1/15/2030                                               3,857,250
  3,800,000  Venezuela, Government of, Bond, 9.25%, 9/15/2027        2,726,500
                 Total SOVEREIGN Governments (identified cost       65,273,768
                 $65,057,552)

             Repurchase Agreement--1.7%
  1,414,000  Repurchase agreement with J.P. Morgan Securities,
             Inc., dated 11/29/2002 due 12/2/2002 at 1.400%,
             collateralized by U.S. government agencies with
             various maturities to 2032 (repurchase proceeds
             $1,414,165) (cost of $1,414,000)                        1,414,000
                 Total Investments (identified cost
                 $79,965,938)2                                     $79,292,267

================================================================================

    1Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Fund's Board of Directors. At November 30, 2002, these securities amounted to $2,750,855 which represents 3.4% of net assets.
    2The cost of investments for generally accepted accounting principles
     ("GAAP") is $79,965,938. Cost for federal income tax purposes is $79,894,745. The difference between GAAP and cost on a tax basis is related to the amortization/accretion tax elections on fixed income securities. The net unrealized depreciation of investments on a federal tax basis amounts to $602,478, which is comprised of $3,631,579 appreciation and $4,234,057 depreciation at November 30, 2002.

Note:The  categories  of  investments  are shown as a  percentage  of net assets
     ($80,514,531) at November 30, 2002.

See Notes which are an integral part of the Financial Statements

EMERGING MARKETS FIXED INCOME CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2002

Assets:
Total investments in securities, at value
(identified cost $79,965,938)                                      $  79,292,267
Cash                                                                      25,271
Income receivable                                                      1,911,608
Receivable for investments sold                                          722,701
  Total assets                                                        81,951,847
Liabilities:
Payable for investments purchased                 $  1,399,474
Accrued expenses                                       37,842
  Total liabilities                                                    1,437,316
Net assets for 7,329,701 shares outstanding                         $ 80,514,531
Net Assets Consist of:
Paid in capital                                                     $ 72,840,678
Net unrealized depreciation of investments                            (673,671 )
Accumulated net realized gain on
investments                                                            2,260,450
Accumulated net investment income                                      6,087,074
  Total Net Assets                                                  $ 80,514,531
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
$80,514,531 / 7,329,701 shares outstanding                                $10.98

--------------------------------------------------------------------------------
See Notes which are an integral part of the Financial Statements

EMERGING MARKETS FIXED INCOME CORE FUND
STATEMENT OF OPERATIONS
Period Ended November 30, 20021

Investment Income:
Interest                                                              $6,118,655
Expenses:
Custodian fees                                      $        24,150
Transfer and dividend
disbursing agent fees and
expenses                                                     13,684
Auditing fees                                                17,000
Legal fees                                                  149,127
Portfolio accounting fees                                    40,539
Insurance premiums                                            1,500
Taxes                                                        25,100
Miscellaneous                                                   500
  Total expenseS                                            271,600
Reimbursement:
Reimbursement of other
operating expenses                                         (240,019 )
Net expenses                                                              31,581
Net investment income                                                  6,087,074
Realized and Unrealized Gain
(Loss) on Investments:
Net realized gain on
investments                                                           2,260,450
Net unrealized depreciation of
investments                                                          (673,671 )
Net realized and unrealized
gain on investments                                                   1,586,779
Change in net assets resulting
from operations                                                      $7,673,853


     1 For the period from January 14, 2002 (date of initial investment) to November 30, 2002.

    ============================================================================

See Notes which are an integral part of the Financial Statements

EMERGING MARKETS FIXED INCOME CORE FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                   Period
                                         ----------------
                                                    Ended
                                               11/30/2002 1
Increase (Decrease) in Net Assets
Operations:
Net investment income                      $    6,087,074
Net realized gain on investments                2,260,450
Net unrealized depreciation of
investments                                      (673,671 )
  Change in net assets resulting
  from operations                               7,673,853
Share Transactions:
Proceeds from contributions                   133,407,699
Fair value of withdrawals                     (60,567,021 )
  Change in net assets resulting
  from share transactions                      72,840,678
Change in net assets                           80,514,531
Net Assets:
Beginning of period                                    --
End of period                                $ 80,514,531

     1 For the period from January 14, 2002 (date of initial investment) to November 30, 2002.

================================================================================
See Notes which are an integral part of the Financial Statements

EMERGING MARKETS FIXED INCOME CORE FUND
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

                                      Period
                                   ----------
                                      Ended
                                  11/30/20021

Net Asset Value, Beginning of
Period                              $10.00

Income From Investment
Operations:
Net investment income                 0.83 2
Net realized and unrealized
gain on investments                   0.15 2
Total From Investment
Operations                            0.98
Net Asset Value, End of Period      $10.98
Total Return3                         9.80 %

Ratios to Average Net Assets:
Expenses                              0.05 %4
Net investment income                10.58 %2,4
Expense waiver/reimbursement5         0.42 %4

Supplemental Data:
Net assets, end of period
(000 omitted)                      $80,515
Portfolio turnover                     178 %

     1 Reflects operations for the period from January 14, 2002 (date of initial investment) to November 30, 2002.

--------------------------------------------------------------------------------

2 Effective January 14, 2002, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the period ended November 30, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain/loss per share by $0.01, and increase the ratio of net investment income to average net assets from 10.39% to 10.58%.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4    Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.



See Notes which are an integral part of the Financial Statements


EMERGING MARKETS FIXED INCOME CORE FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2002
--------------------------------------------------------------------------------

ORGANIZATION

     Emerging Markets Fixed Income Core Fund (formerly known as International High Income Core Fund) (the "Fund") is a non-diversified portfolio of Federated Core Trust II, L.P. (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust is a limited partnership that was established under the laws of the State of Delaware on November 13, 2000 and offered only to registered investment companies and other accredited investors.

     The Fund's investment objective is to achieve total return on assets and a high level of income, by investing in an unhedged portfolio of foreign, high-yield, fixed-income securities. Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

      SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.

Investment Valuation

     Fixed income securities (government securities, asset back securities and other fixed income securities), listed corporate bonds, unlisted secuirities and and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. With respect to valuation of foreign securities, tarding in foreign cities may be completed at times that vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange that they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon. Eastern Time, on the day the value of the foreign security is determined. Short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at the amortized cost, with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Repurchase Agreements

     It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.


Investment Income, Expenses and Distributions and Tax

     Interest income and expenses are accrued daily. All net income and gain/loss (realized and unrealized) will be allocated daily to the shareholders based on their capital contributions to the Fund. The Fund does not currently intend to declare and pay distributions.

     Effective January 14, 2002, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on long-term debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in adjustments to the financial statements as follows:


-----------------------------------------------

                   For the Period Ended
                        11/30/2002
-----------------------------------------------
-----------------------------------------------

                                 Net Net
                    Net   Unrealized Realized
             Investment Appreciation/Gain
                 Income Depreciation    (Loss)
-----------------------------------------------
-----------------------------------------------

Increase
(Decrease)     $108,955    $(71,193) $(37,762)
-----------------------------------------------


Federal Taxes

     As a partnership, the Fund is not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gains, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund).

When-Issued and Delayed Delivery Transactions

     The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

     Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.


Other
Investment transactions are accounted for on a trade date basis.

Contributions/Withdrawals

Transactions in shares were as follows:
                                                               For the
                                                               Period
                                                                Ended
                                                              November
                                                              30, 20021
                                                       -----------------
                                                       -----------------
Proceeds from contributions                                   13,036,698
Fair value of withdrawals                                    (5,706,997)
                                                       -----------------
                                                       -----------------
Total Change Resulting from
CONTRIBUTIONS/WITHdrawals                                      7,329,701
                                                       -----------------

     1 For the period from January 14, 2002 (date of initial investment) to November 30, 2002.



INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

     Federated Investment Management Company is the Fund's investment adviser (the "Adviser") subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

     The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this reimbursement at anytime at its sole discretion.

Administrative Fee

     Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at no fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

     FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

     FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

     Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


INVESTMENT TRANSACTIONS

     Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended November 30, 2002, were as follows:

------------------------------------------------------------------------------
Purchases                                                        $114,704,984
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sales                                                            $113,741,504
------------------------------------------------------------------------------


      Concentration of Credit Risk

     Compared to diversified mutual funds, the Fund, may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

     The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations.
Additionally, political or economic developments may have an effect on the liquidity or volatility of portfolio securities and currency holdings.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of Federated Core Trust II, L.P. and
Shareholders of Emerging Markets Fixed Income Core Fund:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Emerging Markets Fixed Income Core Fund (formerly, International High Income Core Fund) (the "Fund") (one of the portfolios constituting Federated Core Trust II, L.P.) as of November 30, 2002, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from January 14, 2002 (commencement of operations) through November 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.


     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Emerging Markets Fixed Income Core Fund of Federated Core Trust II, L.P. at November 30, 2002, the results of its operations, the changes in its net assets and the financial highlights for the period from January 14, 2002 (commencement of operations) through November 30, 2002, in conformity with accounting principles generally accepted in the United States .


                                          [GRAPHIC OMITTED]

Boston, Massachusetts
January 9, 2003























Cusip 31409R102

28172 (1/03)